Share capital (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2016 shares
Statements Line Items
Transaction costs, net of income taxes		$ 275
NCIB description	Osisko renewed its normal course issuer bid (the "2018 NCIB Program"). Under the terms of the 2018 NCIB Program, Osisko could acquire up to 10,459,829 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX.	The TSX approved the renewal of the Company's normal course issuer bid (the "2017 NCIB Program"). Under the terms of the 2017 NCIB Program, Osisko may acquire up to 10,567,441 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX.
Daily purchases of common shares, limit | shares	71,940	95,695
Average daily trading volume | shares	287,760	382,781
Purchased of cancellation share under 2017 NCIB program | shares	1,860,299
Purchased of cancellation shares value under 2017 NCIB program	$ 23,100
Purchased of cancellation share under 2018 NCIB program | shares	849,480
Purchased of cancellation shares value under 2018 NCIB program	$ 9,800
Total purchased of cancellation shares of NCIB program | shares	2,709,779
Total purchased of cancellation shares value of NCIB program	$ 32,900
Accounts payable and accrued liabilities	1,700
Number of shares issued		30,906,594
Share issued, value		$ 445,333
Accordion feature	$ 100,000	$ 100,000
Private Placements Member
Statements Line Items
Shares issued for private placement | shares		18,887,363
Exercise price, common shares, private placement | $ / shares		$ 14.56
Capital commitment, percentage		7.00%
Additional fees related to financing		$ 200
Income taxes on additional fees		$ 100
Private Placements Member | Capital Commitments representing 2% [Member]
Statements Line Items
Capital commitment, percentage		2.00%
Capital commitment, shares to be issued | shares		385,457
Private Placements Member | Capital Commitments representing 5% [Member]
Statements Line Items
Capital commitment, percentage		5.00%
Capital commitments		$ 13,800
Fonds [Member] | Private Placements Member
Statements Line Items
Share subscriptions		75,000
Mines Coulon Inc. [Member]
Statements Line Items
Cost of investment at conversion		$ 12,000
Exercise of share exchange rights | shares		772,810
CDP Investissements Inc. [Member] | Private Placements Member
Statements Line Items
Share subscriptions		$ 200,000
Dividend reinvestment plan [Member]
Statements Line Items
Common shares elected to participate in dividend reinvestment plan | shares	29,627,597
Dividends payable	$ 1,500
Shares issued under dividend reinvestment plan | shares	310,492	88,536
Discount under dividend reinvestment plan	3.00%	3.00%
January 15, 2019 | Dividend reinvestment plan [Member]
Statements Line Items
Shares issued under dividend reinvestment plan | shares	126,933
Discount under dividend reinvestment plan	3.00%
Common shares
Statements Line Items
Number of shares outstanding | shares	155,443,351	157,797,193	106,497,315
Transaction costs, net of income taxes		$ 275
Exercise of share exchange rights | shares		772,810